INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB
BCA	467,229	437,003
NCC	581,645	544,018
Trademark and domain name	338,920	339,471
Technology	96,000	96,000
Less: Accumulated amortization	(767,917)	(908,528)
Intangible assets, net	715,877	507,964

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Future Amortization Expense
RMB
For the years ending December 31,
2021	176,519
2022	176,519
2023	79,771
2024	35,267
2025 and thereafter	39,888
Total	507,964